Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	$ 9,484	$ 8,155	$ 5,577
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,755	1,590	1,143
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	234	110	82
Tax effects of losses not recognized	124	144	131
Previously unrecognized tax losses now utilized	(179)	(212)	(265)
Non-taxable and lower taxed income	(278)	(394)	(351)
Non-deductible expenses and additional taxable income	510	385	732
Adjustments related to prior years - current tax	(40)	(67)	(5)
Adjustments related to prior years - deferred tax	(10)	12	(6)
Change in deferred tax recognition	(342)	(381)	(294)
Adjustments to deferred tax balances arising from changes in tax rates	(5)	234	(9)
Other items	231	161	107
Income tax expense / (benefit)	$ 1,998	$ 1,583	$ 1,267
Applicable tax rate	18.50%	19.50%	20.50%
Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	$ 3,334	$ 3,403	$ 2,571
Increase / (decrease) resulting from:
Income tax expense / (benefit)	714	598	630
Non-Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	6,150	4,752	3,006
Increase / (decrease) resulting from:
Income tax expense / (benefit)	1,284	985	637
UBS AG
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	8,964	7,699	5,169
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,658	1,501	1,060
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	217	96	72
Tax effects of losses not recognized	124	144	131
Previously unrecognized tax losses now utilized	(179)	(212)	(265)
Non-taxable and lower taxed income	(252)	(381)	(305)
Non-deductible expenses and additional taxable income	487	373	713
Adjustments related to prior years - current tax	(38)	(66)	1
Adjustments related to prior years - deferred tax	(3)	18	(6)
Change in deferred tax recognition	(341)	(383)	(293)
Adjustments to deferred tax balances arising from changes in tax rates	(1)	235	(9)
Other items	230	163	99
Income tax expense / (benefit)	$ 1,903	$ 1,488	$ 1,198
Applicable tax rate	18.50%	19.50%	20.50%
UBS AG | Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	$ 2,983	$ 3,042	$ 2,297
Increase / (decrease) resulting from:
Income tax expense / (benefit)	640	524	582
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	5,981	4,657	2,872
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ 1,263	$ 963	$ 616